Description of the Business and the Spin-Off	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Description of the Business and the Spin-off

NOTE 1 — DESCRIPTION OF THE BUSINESS AND THE SPIN-OFF

Description of the Business

The principal business of Quorum Health Corporation, a Delaware corporation, and its subsidiaries (collectively, “QHC” or the “Company”) is to provide hospital and outpatient healthcare services in its markets across the United States.  As of December 31, 2016, the Company owned or leased 36 hospitals in rural and mid-sized markets, consisting of 27 wholly-owned hospitals, four majority-owned hospitals and five leased hospitals, which are located in 16 states and have a total of 3,459 licensed beds.  The Company provides outpatient healthcare services through its hospitals and affiliated facilities, including urgent care centers, diagnostic and imaging centers, physician clinics and surgery centers. The Company’s wholly-owned subsidiary, Quorum Health Resources, LLC (“QHR”), provides management advisory and consulting services to non-affiliated hospitals located throughout the United States.  Over 95% of the Company’s net operating revenues for each of the years ended December 31, 2016, 2015 and 2014 are attributable to its hospital operations business.

Description of the Spin-off

On April 29, 2016, Community Health Systems, Inc. (“CHS”, or “Parent” when referring to the carve-out period prior to April 29, 2016) completed the spin-off of 38 hospitals, including their affiliated facilities, and QHR to form Quorum Health Corporation through the distribution of 100% of the common stock of QHC, issued at a par value of $0.0001 per share, to CHS stockholders of record as of the close of business on April 22, 2016 (the “Record Date”) and cash proceeds to CHS of $1.2 billion (the “Spin-off”).  Each CHS stockholder received a distribution of one share of QHC common stock for every four shares of CHS common stock held as of the Record Date plus cash in lieu of fractional shares. Quorum Health Corporation began trading on the New York Stock Exchange (“NYSE”) under the ticker symbol “QHC” on May 2, 2016.

In connection with the Spin-off, QHC issued $400 million in aggregate principal amount of 11.625% Senior Notes due 2023 (the “Senior Notes”) on April 22, 2016, pursuant to an indenture (the “Indenture”) by and between the Company and Regions Bank, as Trustee.  The Senior Notes were issued at a discount of $6.9 million, or 1.734%.  The gross offering proceeds of the Senior Notes were deposited into a segregated escrow account at the closing of the offering on April 22, 2016.  On April 29, 2016, the Company entered into a credit agreement (the “Senior Credit Facility”) consisting of an $880 million senior secured term loan facility (the “Term Loan Facility”), which was issued at 98% of par value, or a discount of $17.6 million, and a $100 million senior secured revolving credit facility (the “Revolving Credit Facility”).  In addition, the Company entered into a $125 million senior secured asset-based revolving credit facility (the “ABL Credit Facility”) on April 29, 2016.  The net offering proceeds of the Senior Notes were released to QHC from the escrow account on April 29, 2016.  The net offering proceeds of the Senior Notes, together with the net borrowings under the Term Loan Facility, were used to pay $1.2 billion of the cash proceeds to CHS, as mentioned above, and to pay the Company’s fees and expenses related to the Spin-off.  The cash proceeds paid to CHS were characterized as a one-time, tax-free cash distribution.

In connection with the Spin-off, QHC and CHS entered into a Separation and Distribution Agreement, a Tax Matters Agreement and an Employee Matters Agreement on April 29, 2016, which, collectively, governed or continue to govern the allocation of employees, assets and liabilities that were transferred to QHC from CHS, including but not limited to investments, working capital, property and equipment, employee benefits and deferred tax assets and liabilities.  In addition, QHC and CHS entered into various transition services agreements and other ancillary agreements that govern certain relationships and activities of QHC and CHS for  five years following the Spin-off.  See Note 18 — Related Party Transactions for additional information on the agreements that exist between QHC and CHS after the Spin-off.

In connection with the Spin-off, CHS contributed $530.6 million of additional paid-in capital to QHC and made a $13.5 million cash contribution to QHC, pursuant to the Separation and Distribution Agreement.  This contribution consisted of $20.0 million of cash contributed to fund a portion of QHC’s initial working capital, reduced by $6.5 million for the difference in estimated and actual financing transaction fees related to the Spin-off.

The following table provides a summary of the major transactions to effect the Spin-off of QHC as a newly formed, independent company (dollars in thousands):

					Additional
	Long-Term	Due to	Common Stock		Paid-in	Parent's
	Debt	Parent, Net	Shares	Amount	Capital	Equity

Balance at April 29, 2016 (prior to the Spin-off)	$24,179	$1,813,836	—	$—	$—	$3,137
Borrowings of long-term debt, net of debt issuance discounts	1,255,464	—	—	—	—	—
Payments of debt issuance costs	(29,146)	—	—	—	—	—
Cash proceeds paid to Parent	—	(1,217,336)	—	—	—	—
Transfer of liabilities from Parent	—	(22,292)	—	—	—	—
Net deferred income tax liability resulting from the Spin-off	—	(46,783)	—	—	—	—
Non-cash capital contribution from Parent	—	(527,425)	—	—	530,562	(3,137)
Distribution of common stock	—	—	27,719,645	3	(3)	—
Distribution of restricted stock awards	—	—	692,409	—	—	—
Balance at April 29, 2016 (after the Spin-off)	$1,250,497	$—	28,412,054	$3	$530,559	$—

The following table provides a summary of the liabilities transferred to QHC from CHS in connection with the Spin-off (in thousands):

April 29,
2016

Accounts payable	$13,607
Benefit plan liabilities	5,964
Other liabilities	2,721
Total liabilities transferred from Parent	$22,292

In the fourth quarter of 2016, QHC recorded certain adjustments to the opening balance sheet of assets and liabilities transferred to QHC in the Spin-off.  The net effect of these adjustments was a $12.0 million increase in the non-cash capital contribution made to QHC by CHS, a $5.7 million increase in the liabilities transferred from Parent and a $14.9 million reduction in the net deferred income tax liability transferred to QHC.  These fourth quarter adjustments are in addition to the amounts initially recorded in the second quarter of 2016.